Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Communication Services Portfolio
September 30, 2021
VTELP-NPRT3-1121
1.856920.114
Common Stocks - 99.9%
	Shares	Value ($)
Communications Equipment - 0.2%
Communications Equipment - 0.2%
EchoStar Holding Corp. Class A (a)	15,200	387,752
Diversified Telecommunication Services - 7.3%
Alternative Carriers - 3.9%
Iridium Communications, Inc. (a)	4,400	175,340
Liberty Global PLC Class C (a)	174,200	5,131,932
Liberty Latin America Ltd. Class C (a)	132,790	1,742,205
		7,049,477
Integrated Telecommunication Services - 3.4%
AT&T, Inc.	217,900	5,885,479
Deutsche Telekom AG	16,000	320,867
		6,206,346
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		13,255,823
Entertainment - 22.0%
Interactive Home Entertainment - 10.5%
Activision Blizzard, Inc.	87,600	6,779,364
Electronic Arts, Inc.	10,800	1,536,300
Motorsport Games, Inc. Class A (b)	600	8,556
Roblox Corp. (a)	1,700	128,435
Sea Ltd. ADR (a)	14,600	4,653,458
Skillz, Inc. (a)(b)	5,100	50,082
Take-Two Interactive Software, Inc. (a)	11,400	1,756,398
Zynga, Inc. (a)	531,700	4,003,701
		18,916,294
Movies & Entertainment - 11.5%
Cinemark Holdings, Inc. (a)(b)	57,700	1,108,417
Endeavor Group Holdings, Inc. (a)	1,200	34,404
Lions Gate Entertainment Corp.:
Class A (a)	4,500	63,855
Class B (a)	64,300	835,900
Marcus Corp. (a)(b)	33,400	582,830
Netflix, Inc. (a)	10,410	6,353,639
The Walt Disney Co. (a)	41,923	7,092,114
Warner Music Group Corp. Class A	65,800	2,812,292
World Wrestling Entertainment, Inc. Class A (b)	35,100	1,974,726
		20,858,177
TOTAL ENTERTAINMENT		39,774,471
Equity Real Estate Investment Trusts (REITs) - 0.5%
Specialized REITs - 0.5%
Lamar Advertising Co. Class A	8,200	930,290
Hotels, Restaurants & Leisure - 1.3%
Casinos & Gaming - 1.3%
Flutter Entertainment PLC (a)	11,900	2,340,688
Interactive Media & Services - 50.4%
Interactive Media & Services - 50.4%
Alphabet, Inc. Class A (a)	16,390	43,818,993
Angi, Inc. (a)(b)	119,799	1,478,320
Facebook, Inc. Class A (a)	107,000	36,314,730
Match Group, Inc. (a)	6,399	1,004,579
Snap, Inc. Class A (a)	95,800	7,076,746
Twitter, Inc. (a)	16,500	996,435
Zillow Group, Inc. Class A (a)	7,100	628,918
		91,318,721
Media - 9.6%
Advertising - 0.2%
S4 Capital PLC (a)	14,600	165,819
TechTarget, Inc. (a)	1,900	156,598
		322,417
Broadcasting - 3.2%
Fox Corp. Class A	6,900	276,759
Liberty Media Corp.:
Liberty Media Class A (a)	54,600	2,568,930
Liberty SiriusXM Series A (a)	60,100	2,834,917
Liberty SiriusXM Series C (a)	2,851	135,337
		5,815,943
Cable & Satellite - 5.8%
Altice U.S.A., Inc. Class A (a)	100,300	2,078,216
Comcast Corp. Class A	58,800	3,288,684
DISH Network Corp. Class A (a)	6,254	271,799
Liberty Broadband Corp. Class A (a)	28,500	4,797,975
		10,436,674
Publishing - 0.4%
News Corp. Class A	35,600	837,668
TOTAL MEDIA		17,412,702
Road & Rail - 3.0%
Trucking - 3.0%
Uber Technologies, Inc. (a)	122,900	5,505,920
Software - 0.0%
Application Software - 0.0%
Viant Technology, Inc.	200	2,444
Wireless Telecommunication Services - 5.6%
Wireless Telecommunication Services - 5.6%
T-Mobile U.S., Inc. (a)	78,671	10,051,007
TOTAL COMMON STOCKS (Cost $127,322,871)		180,979,818

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	807,828	807,989
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	3,853,420	3,853,805
TOTAL MONEY MARKET FUNDS (Cost $4,661,794)		4,661,794

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $131,984,665)	185,641,612
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(4,597,561)
NET ASSETS - 100.0%	181,044,051

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,297,213	70,065,769	71,554,984	1,145	(9)	-	807,989	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,616,480	21,189,623	18,952,298	4,430	-	-	3,853,805	0.0%
Total	3,913,693	91,255,392	90,507,282	5,575	(9)	-	4,661,794

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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